Subsequent Events - Schedule of purchases after period end (Details) - Subsequent Event - USD ($) $ in Millions	Mar. 09, 2020	Feb. 19, 2020	Feb. 10, 2020	Jan. 15, 2020
Sole at City Center
Subsequent Event [Line Items]
Ownership Percentage				100.00%
Net Purchase Price				$ 103.6
Park Creek Apartments
Subsequent Event [Line Items]
Ownership Percentage			100.00%
Net Purchase Price			$ 41.7
Warwick Shopping Center
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 11.1
Overlook at King of Prussia
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 55.1
Shoppes At Lake Mary
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 21.0
Winslow Bay Commons
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 50.9
Bellevue Place
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 7.8
Eisenhower Crossing
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 10.1
Pavilion At Turkey Creek
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 49.9
Town And Country
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 30.1
Creeks At Virginia Center
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 41.7
Alexander Place
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 39.9
Market Square
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 20.4
Cypress Trace
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 39.7
Columbiana Station
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 43.8
Village Crossing
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 160.7
Birkdale Village
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 128.9
Birkdale Village Apartments
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 70.8
River Ridge
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 28.0
Woodstock Square
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 33.7
Newnan Pavilion
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 39.7
Marketplace at Mill Creek
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 71.5
Heritage Pavilion
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 41.6
Fayette Pavilion
Subsequent Event [Line Items]
Ownership Percentage		100.00%
Net Purchase Price		$ 88.4
SITE Centers Corp in DDRTC Core Retail Fund, LLC
Subsequent Event [Line Items]
Ownership Percentage		15.00%
Pacific City
Subsequent Event [Line Items]
Ownership Percentage	100.00%
Net Purchase Price	$ 153.9
DJM Capital in PC Borrower, LLC
Subsequent Event [Line Items]
Ownership Percentage	30.00%